Goodwill	12 Months Ended
Jun. 30, 2023
Goodwill [Abstract]
GOODWILL

NOTE F - GOODWILL

Goodwill of $14.5 million was originally recorded in March 2005 when the Company, as part of its initial public offering, purchased Frankfort First Bancorp, Inc., with a portion of the stock and cash proceeds from the offering. The Company has $947,000 of goodwill net of impairment losses of $13.6 million at June 30, 2023 and 2022. During the fiscal year ended June 30, 2020, a prolonged decline in the stock price of the Company exacerbated by the COVID-19 pandemic and its related economic impact led to management’s performance of a goodwill impairment analysis as of June 30, 2020. Based on the results of this analysis and in conjunction with management’s early adoption of ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, the estimated fair value of the Company was less than book value, resulting in a $13.6 million goodwill impairment charge. Goodwill impairment exists when a Company’s reporting unit’s carrying value of goodwill exceeds its fair value. The estimated fair value of the Company was determined based on a combination of methods including discounted cash flows of forecasted earnings and estimated sales price based on recent observable market transactions of similar securities.